WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 95.4%
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 4.2%
AT&T Inc., Senior Notes	4.500%	5/15/35	$370,000	$426,782
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	295,448
AT&T Inc., Senior Notes	3.100%	2/1/43	320,000	300,884
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	334,865
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	463,774
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	234,018
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,455,121
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	200,000	226,830	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	236,956
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	201,358
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,746,513
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	253,844
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,522,484

Total Diversified Telecommunication Services				9,698,877

Entertainment - 1.6%
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	220,000	194,344
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,554,181

Total Entertainment				3,748,525

Media - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	935,890	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	239,308
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	564,170
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	659,253
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,682,082
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,041,248
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	504,002
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	472,734
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	27,640
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	245,579
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,356,170

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior
Secured Notes	8.375%	7/15/33	$370,000	$552,994
ViacomCBS Inc., Senior Notes	5.250%	4/1/44	80,000	99,497

Total Media				10,380,567

Wireless Telecommunication Services - 1.4%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	1,205,229
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	138,696
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	571,124
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	170,000	165,963
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	120,000	117,900
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	100,000	112,700	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	100,000	93,961	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	330,000	367,161	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	415,552
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	22,489

Total Wireless Telecommunication Services				3,210,775

TOTAL COMMUNICATION SERVICES				27,038,744

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	669,216
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	223,085
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	357,356
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	395,430
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	807,980

Total Automobiles				2,453,067

Hotels, Restaurants & Leisure - 1.6%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	743,788	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	342,357
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	320,695
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	467,966
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	625,418	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	772,769
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	229,884
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	240,170

Total Hotels, Restaurants & Leisure				3,743,047

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	$390,000	$457,275
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	293,250
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	409,781

Total Household Durables				1,160,306

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	485,400
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	560,000	562,828

Total Internet & Direct Marketing Retail				1,048,228

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,079,725
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	108,553
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	85,408

Total Specialty Retail				1,273,686

TOTAL CONSUMER DISCRETIONARY				9,678,334

CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	2,010,352
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	351,115
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	197,898
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	107,811

Total Beverages				2,667,176

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	441,509

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	188,717
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	243,516	(a)

Total Food Products				432,233

Tobacco - 1.7%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	315,490
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	569,980
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,595,865
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	78,171
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	687,032
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	678,701

Total Tobacco				3,925,239

TOTAL CONSUMER STAPLES				7,466,157

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 14.6%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	2.920%	3/1/30	$60,000	$61,703
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,085,383

Total Energy Equipment & Services				1,147,086

Oil, Gas & Consumable Fuels - 14.1%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	95,235
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	61,332
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	167,000
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	655,937
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	661,148
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	43,081	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	54,739	(a)
Chevron USA Inc., Senior Notes	6.000%	3/1/41	660,000	940,822
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	324,492
Chevron USA Inc., Senior Notes	2.343%	8/12/50	210,000	182,311
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,045,389
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	276,002
ConocoPhillips, Senior Notes	3.750%	10/1/27	110,000	124,152	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,205,274
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	524,469
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	452,992
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	656,347
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	24,434
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	245,954
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	437,766
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	313,180	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	851,066	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	549,778
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	23,210
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	25,183
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	69,424
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	435,940
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	217,091
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	569,492	(c)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	$370,000	$434,791
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	358,132
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	191,280
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	253,383
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	245,398	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,294,374
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	664,070
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,150,000	1,138,862
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	10,000	9,794
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	250,000	239,894
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	843,125
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	8,967
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	197,775	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	350,831	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	648,322
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	784,202
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	437,486
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	480,000	468,232
Range Resources Corp., Senior Notes	9.250%	2/1/26	730,000	795,306
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,095,908
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	684,978
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	978,708
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	232,572
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	246,867
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	12,396
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	974,983
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	32,097
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	180,000	180,000
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,617,868
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	934,544
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	140,000	151,915

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	$120,000	$127,500
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	430,000	495,575
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	987,288
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,256,528
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	84,309
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	222,256
WPX Energy Inc., Senior Notes	4.500%	1/15/30	180,000	191,574

Total Oil, Gas & Consumable Fuels				33,105,330

TOTAL ENERGY				34,252,416

FINANCIALS - 29.9%
Banks - 18.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	223,250	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	450,360	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	236,850	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	655,959	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	964,658	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	446,120	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,906,251
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	118,949	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	291,120	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	800,796	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,081,120
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	473,014
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,824,011	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	$320,000	$347,923	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	580,848	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,760,076	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	240,000	241,372	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,257,080	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,429,380	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,271,097
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	536,371
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	562,700
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	2,256,444
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	969,518
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	352,963
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,659,895	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	768,189	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	596,140	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	500,000	503,800	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	876,800	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	522,962	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	240,630
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	235,928	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	$700,000	$741,397	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,209,612
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,075,330
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	247,959	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	688,801	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	539,207	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	1,064,801	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	982,984	(b)(c)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	934,132
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	446,569	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	922,823
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	750,534
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	597,033	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,912,519	(a)(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/15/21	410,000	410,377	(b)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	720,000	784,010	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	410,000	549,237	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	493,943
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	653,065
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	202,341

Total Banks				42,649,248

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	$500,000	$502,500	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	257,081
CI Financial Corp., Senior Notes	3.200%	12/17/30	510,000	513,308
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,064,002
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,767,900	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	456,248	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	104,635
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,752,140
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,133,608	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	92,480
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,633,989	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	125,771	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	212,687
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	143,993
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	189,913
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	362,860
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	1,006,889	(a)(b)(c)

Total Capital Markets				13,320,004

Consumer Finance - 0.9%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,486,306
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	507,593

Total Consumer Finance				1,993,899

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	572,564
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	216,538	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	246,436	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	446,336	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	248,250	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	360,000	365,508	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	$414,500	$385,734	(a)(d)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.230%	12/21/65	800,000	649,000	(a)(c)

Total Diversified Financial Services				3,130,366

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	203,548	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	99,509
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	228,716
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	416,174	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,064,265	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	133,359	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	553,599	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,000,000	1,276,810
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	884,055	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	174,584	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	240,000	238,711	(a)(c)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	207,476	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	192,070	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,565,336	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	848,558	(a)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	$330,000	$335,831	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	581,642

Total Insurance				9,004,243

TOTAL FINANCIALS				70,097,760

HEALTH CARE - 11.7%
Biotechnology - 1.5%
AbbVie Inc., Senior Notes	3.200%	11/21/29	990,000	1,071,101
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	241,714
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,333,961
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	136,670
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	596,275
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	123,508

Total Biotechnology				3,503,229

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	271,569
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	1,132,756
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	558,107

Total Health Care Equipment & Supplies				1,962,432

Health Care Providers & Services - 7.2%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	274,531
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	166,800
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	604,965
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	813,119
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	122,034
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	609,756
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	669,216
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	226,262
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	68,648
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,632,565
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,854,380
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,513,790
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	684,819
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,176,450
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	168,595
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	70,000	74,635
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	10,648
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	384,194
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	210,306

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	5.500%	6/15/47	$350,000	$447,910
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	665,718
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	445,861
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,070,000	1,174,994
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	316,970
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	281,280
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	618,458
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	243,578
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	283,820

Total Health Care Providers & Services				16,744,302

Pharmaceuticals - 2.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	132,762	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	132,317	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,713,628
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	535,020
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	908,181
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	216,874
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,575,099
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	50,989

Total Pharmaceuticals				5,264,870

TOTAL HEALTH CARE				27,474,833

INDUSTRIALS - 9.5%
Aerospace & Defense - 4.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	880,111	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	677,038	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	521,777
Boeing Co., Senior Notes	2.196%	2/4/26	590,000	591,340
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,303,751
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	609,107
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	416,300
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	284,234
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	1,050,462
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	353,576
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	62,708
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	256,340
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,796,941
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	223,063

Total Aerospace & Defense				10,026,748

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	$700,000	$1,018,716
Airlines - 1.6%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	836,627
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	229,743
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	489,668	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	290,000	309,830	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	233,319	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	49,554	49,776
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	810,000	881,561
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	339,962
United Airlines Pass-Through Trust	4.875%	1/15/26	320,000	330,934

Total Airlines				3,701,420

Building Products - 0.5%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	589,660
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	280,705
Carrier Global Corp., Senior Notes	3.577%	4/5/50	320,000	330,184

Total Building Products				1,200,549

Commercial Services & Supplies - 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	191,197
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	872,635

Total Commercial Services & Supplies				1,063,832

Industrial Conglomerates - 0.9%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	446,502
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,568,557
General Electric Co., Senior Notes	4.250%	5/1/40	110,000	122,313

Total Industrial Conglomerates				2,137,372

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	497,585
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	50,000	51,574

Total Machinery				549,159

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	650,234
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	32,576

Total Road & Rail				682,810

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.8%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	$1,000,000	$1,096,003	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	281,911	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	364,593	(a)

Total Trading Companies & Distributors				1,742,507

TOTAL INDUSTRIALS				22,123,113

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.4%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	540,817
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	340,000	443,614

Total Communications Equipment				984,431

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	221,026
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	115,954
S&P Global Inc., Senior Notes	2.300%	8/15/60	40,000	33,577

Total IT Services				370,557

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Inc., Senior Notes	4.150%	11/15/30	440,000	486,951
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	653,340
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	288,931
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	26,058
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	137,614
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	110,904
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	326,126
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	134,428
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	85,939
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	506,353

Total Semiconductors & Semiconductor Equipment				2,756,644

Software - 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,949,433

TOTAL INFORMATION TECHNOLOGY				6,061,065

MATERIALS - 1.6%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	159,317

Metals & Mining - 1.5%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	368,827
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	455,480
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	612,915	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	434,500	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	327,245	(a)

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	$590,000	$663,086	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	611,421

Total Metals & Mining				3,473,474

TOTAL MATERIALS				3,632,791

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	194,275
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	425,210
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	270,000	290,756
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	617,680
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,062,378
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000	1,135,992
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	578,847

Total Equity Real Estate Investment Trusts (REITs)				4,305,138

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	593,227

TOTAL REAL ESTATE				4,898,365

UTILITIES - 4.5%
Electric Utilities - 4.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,400,420
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	665,606
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	197,250	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	189,000	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	873,350
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	217,824
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	480,000	527,595
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	4,186,157
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	188,216	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	275,993
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	160,000	171,510
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	130,000	126,519
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	30,000	28,569

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	$480,000	$529,517
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	888,492

TOTAL UTILITIES				10,466,018

TOTAL CORPORATE BONDS & NOTES (Cost - $190,643,786)				223,189,596

			SHARES
PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Banks - 0.9%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%)	5.983%		85,800	2,226,510	(c)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	3.388%		9,325	202,819	(c)(e)

TOTAL PREFERRED STOCKS (Cost - $2,309,699)				2,429,329

		MATURITY DATE	FACE AMOUNT
SENIOR LOANS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great American Outdoors Group LLC, Term Loan B	—	9/25/25	360,000	358,200	(f)

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Horizon Therapeutics USA Inc., Term Loan B	—	2/25/28	340,000	339,150	(f)

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., First Lien Term Loan	—	2/24/25	350,000	350,437	(f)

Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	199,000	200,944	(c)(g)(h)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	280,000	296,425	(c)(g)(h)

Total Airlines				497,369

TOTAL INDUSTRIALS				847,806

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B	—	2/23/28	$90,000	$89,775	(e)(f)

TOTAL SENIOR LOANS (Cost - $1,607,872)				1,634,931

MUNICIPAL BONDS - 0.7%
California - 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	600,210	(a)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	291,296

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	630,891

TOTAL MUNICIPAL BONDS (Cost - $1,352,184)				1,522,397

SOVEREIGN BONDS - 0.6%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447	4,533
Argentine Republic Government International Bond, Senior Notes, Step Bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	182,200	58,395
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000	651,375	*(a)(i)

Total Argentina				714,303

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000	294,439	(a)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000	506,942	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,810,159)				1,515,684

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	1.375%	8/15/50	490,000	409,227
U.S. Treasury Bonds	1.625%	11/15/50	260,000	231,278
U.S. Treasury Bonds	1.875%	2/15/51	190,000	179,966
U.S. Treasury Notes	0.875%	11/15/30	670,000	639,012

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,530,510)				1,459,483

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,254,210)				231,751,420

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,449,020)	0.030%	1,449,020	$1,449,020
TOTAL INVESTMENTS - 99.6% (Cost - $201,703,230)			233,200,440
Other Assets in Excess of Liabilities - 0.4%			855,372

TOTAL NET ASSETS - 100.0%			$234,055,812

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	All or a portion of this loan is unfunded as of February 28, 2021. The interest rate for fully unfunded term loans is to be determined.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	The coupon payment on this security is currently in default as of February 28, 2021.

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	60	6/21	$13,255,809	$13,245,937	$(9,872)
U.S. Treasury 5-Year Notes	12	6/21	1,501,302	1,487,625	(13,677)
U.S. Treasury 10-Year Notes	85	6/21	11,398,780	11,281,094	(117,686)
U.S. Treasury Ultra Long-Term Bonds	16	6/21	3,084,195	3,025,000	(59,195)

					(200,430)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	87	6/21	13,999,740	13,852,031	147,709

Net unrealized depreciation on open futures contracts					$(52,721)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

20

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,189,596	—	$223,189,596
Preferred Stocks:
Financials	$2,226,510	—	$202,819	2,429,329
Senior Loans:
Materials	—	—	89,775	89,775
Other Senior Loans	—	1,545,156	—	1,545,156
Municipal Bonds	—	1,522,397	—	1,522,397
Sovereign Bonds	—	1,515,684	—	1,515,684
U.S. Government & Agency Obligations	—	1,459,483	—	1,459,483

Total Long-Term Investments	2,226,510	229,232,316	292,594	231,751,420

Short-Term Investments†	1,449,020	—	—	1,449,020

Total Investments	$3,675,530	$229,232,316	$292,594	$233,200,440

Other Financial Instruments:
Futures Contracts	$147,709	—	—	$147,709

Total	$3,823,239	$229,232,316	$292,594	$233,348,149

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$200,430	—	—	$200,430

†	See Schedule of Investments for additional detailed categorizations.

22